Impairments - Price assumptions (Details)	9 Months Ended
	Dec. 31, 2024 € / MWh $ / MMBTU $ / bbl € / t	Mar. 31, 2024 € / MWh € / t $ / bbl $ / MMBTU
Brent Blend (USD/bbl) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | $ / bbl	75	80
Brent Blend (USD/bbl) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | $ / bbl	75	75
Brent Blend (USD/bbl) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | $ / bbl	72	70
European gas (USD/MMBtu) - TTF | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	7.8	8.3
European gas (USD/MMBtu) - TTF | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	9.4	9.5
European gas (USD/MMBtu) - TTF | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	10.5	9.5
Henry Hub (USD/MMBtu) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	4.3	4.3
Henry Hub (USD/MMBtu) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	4.3	4.5
Henry Hub (USD/MMBtu) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	5.3	4.5
Electricity Germany (EUR/MWh) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / MWh	72	71
Electricity Germany (EUR/MWh) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / MWh	76	74
Electricity Germany (EUR/MWh) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / MWh	76	74
EU ETS (EUR/tonne) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / t	103	101
EU ETS (EUR/tonne) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / t	139	136
EU ETS (EUR/tonne) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / t	169	165